                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 1/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INCOME BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2009


THIS ANNUAL REPORT DESCRIBES THREE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS A HIGH LEVEL OF CURRENT
INCOME AND GROWTH OF CAPITAL.


RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Builder Enhanced Income Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Income Builder Basic
    Income Fund....................    3
  RiverSource Income Builder
    Moderate Income Fund...........    6
  RiverSource Income Builder
    Enhanced Income Fund...........    9
Manager Commentary.................   12
The Fund's Long-Term Performance...   16
Investment Changes.................   22
Fund Expenses Examples.............   28
Investments in Affiliated Funds....   32
Statements of Assets and
  Liabilities......................   38
Statements of Operations...........   39
Statements of Changes in Net
  Assets...........................   40
Financial Highlights...............   43
Notes to Financial Statements......   55
Report of Independent Registered
  Public Accounting Firm...........   64
Federal Income Tax Information.....   65
Board Members and Officers.........   66
Proxy Voting.......................   68



       (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Income Builder Basic Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Basic Income Fund (the Fund) Class A shares fell
  16.43% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index
  (formerly the Lehman Brothers U.S. Aggregate Bond Index), gained 2.59% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, fell
  41.37% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 1.52% during the period.

> The Fund underperformed its Blended Index composed of 65% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which declined 10.28% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    2/16/06
-------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund
  Class A (excluding sales charge)                                      -16.43%     -2.13%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +2.59%     +5.33%
-------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                                 -41.37%    -13.61%
-------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)                   +1.52%     +3.70%
-------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                               -10.28%     +0.41%
-------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Basic Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -16.43%     -2.13%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -17.00%     -2.86%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -16.97%     -2.82%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -15.93%     -1.60%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -20.39%     -3.72%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -21.01%     -4.04%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -17.78%     -2.82%
--------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -14.88%     -1.16%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -15.57%     -1.93%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -15.54%     -1.90%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -14.48%     -0.66%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -18.93%     -2.82%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -19.66%     -3.17%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -16.36%     -1.90%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.41%                   0.61%                  1.02%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.16%                   0.61%                  1.77%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.16%                   0.61%                  1.77%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.37%                   0.61%                  0.98%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69 for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.10% for Class A, 1.85% for Class B, 1.85% for Class C and 1.06% for Class R4.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Moderate Income Fund (the Fund) Class A shares decreased 19.51% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index
  (formerly the Lehman Brothers U.S. Aggregate Bond Index), gained 2.59% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, fell
  41.37% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 1.52% during the period.

> The Fund underperformed its Blended Index composed of 70% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which fell 10.24% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    2/16/06
-------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund
  Class A (excluding sales charge)                                      -19.51%     -3.44%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +2.59%     +5.33%
-------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                                 -41.37%    -13.61%
-------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)                   +1.52%     +3.70%
-------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                               -10.24%     +0.49%
-------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -19.51%     -3.44%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -20.17%     -4.17%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -20.14%     -4.12%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -19.18%     -3.19%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -23.34%     -5.01%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -24.01%     -5.33%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -20.91%     -4.12%
--------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -19.01%     -2.62%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -19.68%     -3.35%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -19.65%     -3.30%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -18.69%     -2.36%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -22.85%     -4.25%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -23.56%     -4.56%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -20.42%     -3.30%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Moderate Income Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.40%                   0.67%                  1.07%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.15%                   0.67%                  1.82%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.15%                   0.67%                  1.82%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.35%                   0.67%                  1.02%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.12% for Class A, 1.87% for Class B, 1.87% for Class C and 1.07% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Enhanced Income Fund (the Fund) Class A shares declined 20.46% (excluding sales charge) for the 12 months ended Jan. 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index
  (formerly the Lehman Brothers U.S. Aggregate Bond Index), gained 2.59% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, fell
  41.37% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 1.52% during the period.

> The Fund underperformed its Blended Index composed of 72.5% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which decreased 10.23% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                                    Since
                                                                                  inception
                                                                         1 year    2/16/06
-------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund
  Class A (excluding sales charge)                                      -20.46%     -4.02%
-------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)                   +2.59%     +5.33%
-------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                                 -41.37%    -13.61%
-------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)                   +1.52%     +3.70%
-------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                               -10.23%     +0.53%
-------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Enhanced Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -20.46%     -4.02%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -21.12%     -4.75%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -21.09%     -4.74%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -20.23%     -3.78%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -24.22%     -5.58%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -24.90%     -5.89%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -21.84%     -4.74%
--------------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                                     SINCE
Without sales charge                                                      1 YEAR   INCEPTION
Class A (inception 2/16/06)                                              -21.28%     -3.60%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -21.92%     -4.33%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -21.91%     -4.31%
--------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                             -21.02%     -3.35%
--------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                              -25.05%     -5.21%
--------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                              -25.67%     -5.51%
--------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                              -22.66%     -4.31%
--------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund


ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                Net fund and
                                                                         Acquired fund          acquired fund
                                               Total annual fund       (underlying fund)      (underlying fund)
                                             operating expenses(a)   fees and expenses(b)   fees and expenses(b)
----------------------------------------------------------------------------------------------------------------
Class A                                              0.41%                   0.72%                  1.13%
----------------------------------------------------------------------------------------------------------------
Class B                                              1.17%                   0.72%                  1.89%
----------------------------------------------------------------------------------------------------------------
Class C                                              1.16%                   0.72%                  1.88%
----------------------------------------------------------------------------------------------------------------
Class R4                                             0.36%                   0.72%                  1.08%
----------------------------------------------------------------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.41% for Class R4.
(b) In addition to the total annual fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's acquired fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.76% for all classes, and the net fund and acquired fund (underlying fund) fees and expenses would have been 1.17% for Class A, 1.93% for Class B, 1.92% for Class C and 1.12% for Class R4.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  11

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

RiverSource Income Builder Series funds underperformed their respective Blended Index benchmarks during the reporting period. All fund returns listed below are for Class A shares (excluding sales charge) for the 12-month period ended Jan. 31, 2009.

- RiverSource Income Builder Basic Income Fund fell 16.43%. The Fund's Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, declined 10.28% for the period.

- RiverSource Income Builder Moderate Income Fund decreased 19.51%. The Fund's Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, fell 10.24% for the period.

- RiverSource Income Builder Enhanced Income Fund declined 20.46%. The Fund's Blended Index, composed of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, decreased 10.23% for the period.

The funds' bond benchmark, the Barclays Capital U.S. Aggregate Bond Index gained 2.59%. The funds' domestic equity benchmark, the Russell 3000(R) Value Index, fell 41.37%, while the cash benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, advanced 1.52%. Index returns are for the 12-month period ended Jan. 31, 2009.

SIGNIFICANT PERFORMANCE FACTORS
RiverSource Income Builder Series was designed to outperform a mix of bonds, stocks and cash over time through long-term strategic allocation and tactical asset allocation. It would be an understatement to say that the 12 months ended Jan. 31, 2009 were a most challenging time.

Most segments of the equity market experienced dramatic losses during the annual period. High quality fixed income sectors turned in mixed performance. In addition, lower quality fixed income sectors, such as high yield bonds, high yield bank loans and emerging market bonds, declined. Cash produced only modest returns while the RiverSource Income Builder Series' exposure to equities and to lower quality bonds detracted from performance.

Tactically, RiverSource Income Builder Series can overweight or underweight the strategic target weightings for each sector based on a disciplined, quantitative investment process that considers price momentum, valuations, yield and other factors. During the period, tactical asset allocation favored lower quality fixed income sectors over high quality fixed income sectors, which further hurt the funds' results.

That said, even amidst a broad market decline, some allocation strategies and certain underlying funds performed relatively better than others during the annual period. On the fixed income side, RiverSource Income Builder Series benefited from exposure to high quality U.S. and global government bonds, including Treasury Inflation-Protected Securities (TIPS). This exposure, especially to non-U.S. government bonds via RiverSource Global Bond Fund, helped returns. However, this contribution was more than offset by a greater allocation to high yield bank loans, high yield bonds and emerging market bonds, which detracted. High yield bank loans, where the funds had their largest weighting to lower quality fixed income via RiverSource Floating Rate Fund, was the worst performing fixed income sector during the period. To a lesser degree, RiverSource Income Builder Series' defensive duration* stance also detracted from results, as interest rates declined during the period. The Federal Reserve aggressively reduced the targeted federal funds rate to a range of 0.00% to 0.25% in an effort to combat the economic slowdown.

The underlying fixed income funds in RiverSource Income Builder Series produced mixed results during the period. RiverSource High Yield Bond Fund meaningfully outperformed its benchmark, adding value above and beyond the effect of the sector allocation decision. RiverSource Diversified Bond Fund and RiverSource U.S. Government Mortgage Fund, however, materially trailed their respective benchmarks.


--------------------------------------------------------------------------------
12  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Within equities, allocations to small-cap stocks via RiverSource Disciplined Small Cap Value Fund and RiverSource Disciplined Small and Mid Cap Equity Fund boosted performance, as small-cap stocks did not decline as much as large-cap stocks during the annual period. Also, a greater exposure to U.S. equities than to international equities helped, as U.S. equities detracted less from performance. Exposure to real estate investment trusts (REITs), though modest, hurt results, as this segment of the equity market experienced the worst returns across the investable universe.

Among the underlying equity funds, RiverSource Disciplined Small Cap Value Fund slightly outperformed its benchmark index. RiverSource Disciplined International Equity Fund meaningfully underperformed its benchmark index.

Within cash and alternative investment strategies, the underlying RiverSource Cash Management Fund and RiverSource Absolute Return Currency and Income Fund outperformed their benchmarks during the annual period.

* Duration is a measure of sensitivity to changes in interest rates.

CHANGES TO THE FUNDS' PORTFOLIOS
As indicated above, asset class and investment category decisions are based on a disciplined, quantitative approach to asset allocation that considers price momentum, valuations compared with historic averages and yield, among other factors. Allocation changes are implemented monthly, generally limiting turnover to no more than 3% of each portfolio's assets. For the annual period, the portfolio turnover rates for RiverSource Income Builder Series ranged from 36% to 40%.

More specifically, during the annual period, the quantitative models gradually increased the funds' allocations to higher quality assets. The models shifted approximately 10% of each fund's net assets out of lower quality bonds -- mostly emerging market bonds and to a lesser extent high yield bonds and high yield bank loans. The models also shifted approximately 5% of each fund's net assets out of equities, mostly large-cap value equities. The models correspondingly increased the funds' exposure to high quality bonds, mostly U.S. government mortgage securities, and to cash.

At the end of the period, each fund in RiverSource Income Builder Series was relatively close to its respective neutral long-term target allocations to equities, high quality bonds, lower quality bonds and cash. The largest positions in each of these categories included large-cap value stocks, U.S. government mortgages and high yield bank loans, respectively. In spite of the turmoil experienced during the annual period within virtually every asset class, the disciplined, quantitative approach that we employ in RiverSource Income Builder Series continued to respect both long-term valuations and price performance, thereby keeping allocations close to long-term targets. In our view, such positioning should enable the funds to benefit from an eventual recovery in equities and lower quality fixed income. At the same time, it should be noted that each fund had less overall exposure to risk at the end of January 2009 than it did at the start of the annual period to help mitigate downside movement in the event of a prolonged economic and market crisis.



  It would be an understatement to say that the 12 months ended Jan. 31, 2009 were a most challenging time.






--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------


OUR FUTURE STRATEGY
RiverSource Income Builder Series will continue to follow a quantitative discipline that seeks a high level of income, capital growth and managed risk. As mentioned, sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes. Each of the underlying funds is managed to generate competitive performance vs. their benchmarks as well as their peer groups.



(PHOTO - Bertsimas)                                                   (PHOTO - Lundgren)

Dimitris Bertsimas, Ph. D.                                            Colin Lundgren, CFA(R)
Portfolio Manager                                                     Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


--------------------------------------------------------------------------------
14  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Basic Income Fund Class A shares (from 2/16/06 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                 SINCE
                                                               INCEPTION
                                                      1 YEAR    2/16/06
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                   $7,961     $8,938
------------------------------------------------------------------------
        Average annual total return                  -20.39%     -3.72%
------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                  $10,259    $11,659
------------------------------------------------------------------------
        Average annual total return                   +2.59%     +5.33%
------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000                   $5,863     $6,487
------------------------------------------------------------------------
        Average annual total return                  -41.37%    -13.61%
------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000                  $10,152    $11,116
------------------------------------------------------------------------
        Average annual total return                   +1.52%     +3.70%
------------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                   $8,972    $10,120
------------------------------------------------------------------------
        Average annual total return                  -10.28%     +0.41%
------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
16  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER BASIC INCOME FUND LINE GRAPH)

                      RIVERSOURCE INCOME
                         BUILDER BASIC
                          INCOME FUND
                           CLASS A          BARCLAYS CAPITAL                     CITIGROUP 3-MONTH
                          (INCLUDES          U.S. AGGREGATE      RUSSELL 3000    U.S. TREASURY BILL
                         SALES CHARGE)        BOND INDEX(1)     VALUE INDEX(2)        INDEX(3)        BLENDED INDEX(4)
                      ------------------    ----------------    --------------    -----------------   ----------------
2/16/06                   $ 9,525               $10,000           $10,000            $10,000            $10,000
7/31/06                     9,728                10,078            10,387             10,209             10,169
1/31/07                    10,436                10,446            11,798             10,467             10,774
7/31/07                    10,557                10,640            11,734             10,726             10,924
1/31/08                    10,695                11,366            11,065             10,949             11,281
7/31/08                    10,392                11,294            10,003             11,054             10,980
1/31/09                     8,938                11,659             6,487             11,116             10,120




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Basic Income Fund Blended Index consists of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Moderate Income Fund Class A shares (from 2/16/06 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                 SINCE
                                                               INCEPTION
                                                      1 YEAR    2/16/06
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                   $7,666     $8,586
------------------------------------------------------------------------
        Average annual total return                  -23.34%     -5.01%
------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                  $10,259    $11,659
------------------------------------------------------------------------
        Average annual total return                   +2.59%     +5.33%
------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000                   $5,863     $6,487
------------------------------------------------------------------------
        Average annual total return                  -41.37%    -13.61%
------------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000                  $10,152    $11,116
------------------------------------------------------------------------
        Average annual total return                   +1.52%     +3.70%
------------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                   $8,976    $10,146
------------------------------------------------------------------------
        Average annual total return                  -10.24%     +0.49%
------------------------------------------------------------------------



Results for other share classes can be found on page 7.


--------------------------------------------------------------------------------
18  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND LINE GRAPH)

                      RIVERSOURCE INCOME
                       BUILDER MODERATE
                         INCOME FUND
                           CLASS A           BARCLAYS CAPITAL                      CITIGROUP 3-MONTH
                          (INCLUDES           U.S. AGGREGATE      RUSSELL 3000       U.S. TREASURY
                         SALES CHARGE)         BOND INDEX(1)     VALUE INDEX(2)      BILL INDEX(3)      BLENDED INDEX(4)
                       ------------------    ----------------    --------------    -----------------    ----------------
2/16/06                   $ 9,525                 $10,000           $10,000             $10,000             $10,000
7/31/06                     9,755                  10,078            10,387              10,209              10,163
1/31/07                    10,561                  10,446            11,798              10,467              10,774
7/31/07                    10,658                  10,640            11,734              10,726              10,920
1/31/08                    10,668                  11,366            11,065              10,949              11,304
7/31/08                    10,345                  11,294            10,003              11,054              10,994
1/31/09                     8,586                  11,659             6,487              11,116              10,146




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Moderate Income Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Enhanced Income Fund Class A shares (from 2/16/06 to 1/31/09) as compared to the performance of two widely cited performance indices, the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2009
                                                                SINCE
                                                              INCEPTION
                                                     1 YEAR    2/16/06
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $7,578     $8,436
-----------------------------------------------------------------------
        Average annual total return                 -24.22%     -5.58%
-----------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000                 $10,259    $11,659
-----------------------------------------------------------------------
        Average annual total return                  +2.59%     +5.33%
-----------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000                  $5,863     $6,487
-----------------------------------------------------------------------
        Average annual total return                 -41.37%    -13.61%
-----------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000                 $10,152    $11,116
-----------------------------------------------------------------------
        Average annual total return                  +1.52%     +3.70%
-----------------------------------------------------------------------
BLENDED INDEX(4)
        Cumulative value of $10,000                  $8,977    $10,157
-----------------------------------------------------------------------
        Average annual total return                 -10.23%     +0.53%
-----------------------------------------------------------------------



Results for other share classes can be found on page 10.


--------------------------------------------------------------------------------
20  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND LINE GRAPH)

                       RIVERSOURCE INCOME
                        BUILDER ENHANCED
                          INCOME FUND
                            CLASS A          BARCLAYS CAPITAL                      CITIGROUP 3-MONTH
                           (INCLUDES          U.S. AGGREGATE      RUSSELL 3000       U.S. TREASURY
                          SALES CHARGE)       BOND INDEX(1)       VALUE INDEX(2)      BILL INDEX(3)     BLENDED INDEX(4)
                       ------------------    ----------------    ---------------   -----------------    ----------------
2/16/06                   $ 9,525                $10,000            $10,000             $10,000             $10,000
7/31/06                     9,718                 10,078             10,387              10,209              10,159
1/31/07                    10,627                 10,446             11,798              10,467              10,773
7/31/07                    10,680                 10,640             11,734              10,726              10,918
1/31/08                    10,619                 11,366             11,065              10,949              11,314
7/31/08                    10,341                 11,294             10,003              11,054              11,000
1/31/09                     8,436                 11,659              6,487              11,116              10,157




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Income Builder Enhanced Income Fund Blended Index consists of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  21

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.3%                  8.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.8%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           3.4%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           5.3%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.9%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.8%                  1.0%
======================================================================================
                                                      26.5%                 23.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      3.0%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 2.7%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         6.1%                  7.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.4%                  5.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 4.1%                  9.1%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             37.2%                 31.0%
======================================================================================
                                                      57.3%                 64.1%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.1%                  4.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                      12.1%                  8.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       26.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 57.3%
----------------------------------------------------------------

Alternative Investments(3)                             4.1%
----------------------------------------------------------------

Cash Equivalents(4)                                   12.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 10.7%, Dividend Income 7.9%, U.S. Small Cap 5.3%, Real Estate 1.8% and International 0.8%.
(2) Includes Investment Grade 40.2%, Floating Rate 6.1%, Inflation Protected Securities 4.1%, High Yield 3.8%, International 2.7% and Global Bond 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.


--------------------------------------------------------------------------------
22  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund             37.2%
----------------------------------------------------------------
RiverSource Cash Management Fund                      12.1%
----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.9%
----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.3%
----------------------------------------------------------------
RiverSource Floating Rate Fund                         6.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  23

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    6.0%                  7.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.9%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           1.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           5.2%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  9.2%                 11.5%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           4.5%                  1.7%
======================================================================================
                                                      28.0%                 25.8%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      3.8%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.5%                  5.1%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        13.6%                 15.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.0%                  5.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       5.3%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 4.8%                  9.1%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             28.2%                 20.5%
======================================================================================
                                                      62.2%                 65.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.1%                  4.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       5.7%                  4.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


Equity Funds(1)                                       28.0%
----------------------------------------------------------------

Fixed Income Funds(2)                                 62.2%
----------------------------------------------------------------
Alternative Investments(3)                             4.1%
----------------------------------------------------------------

Cash Equivalents(4)                                    5.7%
----------------------------------------------------------------


(1) Includes Dividend Income 9.2%, U.S. Large Cap 7.2%, U.S. Small Cap 5.2%, Real Estate 4.5% and International 1.9%.
(2) Includes Investment Grade 32.0%, Floating Rate 13.6%, International 5.5%, High Yield 5.3%, Inflation Protected Securities 4.8% and Global Bond 1.0%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.


--------------------------------------------------------------------------------
24  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund             28.2%
----------------------------------------------------------------
RiverSource Floating Rate Fund                        13.6%
----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  9.2%
----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    6.0%
----------------------------------------------------------------
RiverSource Cash Management Fund                       5.7%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  25

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at Jan. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    3.2%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 3.4%                  5.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           0.4%                   --%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           4.6%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.7%                  9.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           4.3%                  1.1%
======================================================================================
                                                      23.6%                 22.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      0.1%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                10.3%                 10.2%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        20.3%                 20.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.3%                  8.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      10.5%                 10.0%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.1%                  8.0%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             19.6%                 12.0%
======================================================================================
                                                      69.2%                 69.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.1%                  4.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.1%                  3.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       23.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 69.2%
----------------------------------------------------------------

Alternative Investments(3)                             4.1%
----------------------------------------------------------------

Cash Equivalents(4)                                    3.1%
----------------------------------------------------------------


(1) Includes Dividend Income 7.7%, U.S. Small Cap 4.6%, Real Estate 4.3%, U.S. Large Cap 3.6% and International 3.4%.
(2) Includes Floating Rate 20.3%, Investment Grade 19.7%, High Yield 10.5%, International 10.3%, Inflation Protected Securities 5.1% and Global Bond 3.3%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of Money Market.


--------------------------------------------------------------------------------
26  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2009; % of portfolio assets)


RiverSource Floating Rate Fund                        20.3%
----------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             19.6%
----------------------------------------------------------------
RiverSource High Yield Bond Fund                      10.5%
----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                10.3%
----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.7%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  27

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
28  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Basic Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  860.10         $1.91             $4.65
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.95         $2.07             $5.06
--------------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  857.60         $5.43             $8.17
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.91             $8.88
--------------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  857.70         $5.39             $8.13
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.20         $5.86             $8.83
--------------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  862.60         $1.54(e)          $4.28(e)
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.35         $1.67(e)          $4.65(e)
--------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .59%             1.00%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.17%               .59%             1.76%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .59%             1.75%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .33%               .59%              .92%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.12 for Class A, $8.64 for Class B, $8.59 for Class C and $4.75 for Class R4; the hypothetical expenses paid would have been $5.56 for Class A, $9.39 for Class B, $9.34 for Class C and $5.16 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -13.99% for Class A, -14.24% for Class B, -14.23% for Class C and -13.74% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.68 for Class R4; the hypothetical direct expenses paid would have been and $1.82 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.42 for Class R4; the hypothetical direct and indirect expenses paid would have been $4.81 for Class R4.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  29

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


RiverSource Income Builder Moderate Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  830.00         $1.88             $4.85
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.95         $2.07             $5.36
--------------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  826.50         $5.34             $8.31
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.91             $9.19
--------------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  826.70         $5.30             $8.27
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.20         $5.86             $9.14
--------------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  831.50         $1.51(e)          $4.49(e)
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.35         $1.67(e)          $4.96(e)
--------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .65%             1.06%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.17%               .65%             1.82%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .65%             1.81%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .33%               .65%              .98%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.72% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.17 for Class A, $8.63 for Class B, $8.59 for Class C and $4.81 for Class R4; the hypothetical expenses paid would have been $5.71 for Class A, $9.54 for Class B, $9.49 for Class C and $5.31 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -17.00% for Class A, -17.35% for Class B, -17.33% for Class C and -16.85% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.65 for Class R4; the hypothetical direct expenses paid would have been and $1.82 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.62 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.11 for Class R4.


--------------------------------------------------------------------------------
30  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Enhanced Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2008   JAN. 31, 2009   THE PERIOD(A)   THE PERIOD(B),(C)
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  815.80         $1.86             $5.04
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.95         $2.07             $5.61
--------------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  812.40         $5.30             $8.47
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.91             $9.44
--------------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  812.50         $5.26             $8.43
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.20         $5.86             $9.39
--------------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  817.40         $1.50(e)          $4.68(e)
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.35         $1.67(e)          $5.21(e)
--------------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(C)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .70%             1.11%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.17%               .70%             1.87%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .70%             1.86%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .33%               .70%             1.03%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2009, the actual expenses paid would have been $5.27 for Class A, $8.70 for Class B, $8.65 for Class C and $4.91 for Class R4; the hypothetical expenses paid would have been $5.87 for Class A, $9.69 for Class B, $9.64 for Class C and $5.46 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2009: -18.42% for Class A, -18.76% for Class B, -18.75% for Class C and -18.26% for Class R4.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective Feb. 1, 2009. If this change had been in place for the entire six month period ended Jan. 31, 2009, the actual direct expenses paid would have been $1.59 for Class R4; the hypothetical direct expenses paid would have been and $1.77 for Class R4. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2009, the actual direct and indirect expenses paid would have been $4.77 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.31 for Class R4.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  31

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Basic Income Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (26.5%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.9%)
RiverSource Dividend Opportunity Fund                 3,483,066           $17,693,974
-------------------------------------------------------------------------------------

INTERNATIONAL (0.8%)
RiverSource Disciplined International Equity
 Fund                                                   363,327             1,776,667
-------------------------------------------------------------------------------------

REAL ESTATE (1.8%)
RiverSource Real Estate Fund                            706,544             4,119,153
-------------------------------------------------------------------------------------

U.S. LARGE CAP (10.7%)
RiverSource Disciplined Equity Fund                   4,532,057            16,315,404
RiverSource Disciplined Large Cap Value Fund          1,279,847(b)          7,499,903
                                                                      ---------------
Total                                                                      23,815,307
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.3%)
RiverSource Disciplined Small Cap Value Fund          2,205,201(b)         11,952,191
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $93,408,169)                                                       $59,357,292
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (57.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (6.1%)
RiverSource Floating Rate Fund                        2,095,935           $13,728,374
-------------------------------------------------------------------------------------

GLOBAL BOND (0.4%)
RiverSource Global Bond Fund                            144,803               880,401
-------------------------------------------------------------------------------------

HIGH YIELD (3.7%)
RiverSource High Yield Bond Fund                      4,181,546             8,404,908
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.1%)
RiverSource Inflation Protected Securities
 Fund                                                   981,260             9,233,652
-------------------------------------------------------------------------------------

INTERNATIONAL (2.7%)
RiverSource Emerging Markets Bond Fund                  767,492             5,955,735
-------------------------------------------------------------------------------------

INVESTMENT GRADE (40.2%)
RiverSource Diversified Bond Fund                     1,551,074             6,793,705
RiverSource U.S. Government Mortgage Fund            18,001,431(b)         83,346,625
                                                                      ---------------
Total                                                                      90,140,330
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $146,269,495)                                                     $128,343,400
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            925,466            $9,162,116
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,619,425)                                                         $9,162,116
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (12.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     27,104,222           $27,104,222
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $27,104,222)                                                       $27,104,222
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $276,401,311)(c)                                                  $223,967,030
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(c) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $280,116,894 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                             $--
     Unrealized depreciation                                                     (56,149,864)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(56,149,864)
     ---------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
32  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $223,967,030        $--           $--      $223,967,030





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  33

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Moderate Income Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (28.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.2%)
RiverSource Dividend Opportunity Fund                 7,155,073           $36,347,772
-------------------------------------------------------------------------------------

INTERNATIONAL (1.9%)
RiverSource Disciplined International Equity
 Fund                                                 1,535,164             7,506,950
-------------------------------------------------------------------------------------

REAL ESTATE (4.5%)
RiverSource Real Estate Fund                          3,047,478(b)         17,766,798
-------------------------------------------------------------------------------------

U.S. LARGE CAP (7.2%)
RiverSource Disciplined Equity Fund                   6,586,581            23,711,693
RiverSource Disciplined Large Cap Value Fund            766,487(b)          4,491,612
                                                                      ---------------
Total                                                                      28,203,305
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.2%)
RiverSource Disciplined Small Cap Value Fund          3,794,798(b)         20,567,805
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $184,332,826)                                                     $110,392,630
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (62.1%)
                                                       SHARES                VALUE(a)
FLOATING RATE (13.6%)
RiverSource Floating Rate Fund                        8,165,759(b)        $53,485,720
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                            637,029             3,873,135
-------------------------------------------------------------------------------------

HIGH YIELD (5.3%)
RiverSource High Yield Bond Fund                     10,423,106            20,950,443
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.8%)
RiverSource Inflation Protected Securities
 Fund                                                 2,015,612            18,966,906
-------------------------------------------------------------------------------------

INTERNATIONAL (5.4%)
RiverSource Emerging Markets Bond Fund                2,771,809(b)         21,509,236
-------------------------------------------------------------------------------------

INVESTMENT GRADE (32.0%)
RiverSource Diversified Bond Fund                     3,460,417            15,156,629
RiverSource U.S. Government Mortgage Fund            23,942,141(b)        110,852,111
                                                                      ---------------
Total                                                                     126,008,740
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $294,008,377)                                                     $244,794,180
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,641,359           $16,249,459
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,036,273)                                                       $16,249,459
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     22,378,919           $22,378,919
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $22,378,919)                                                       $22,378,919
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $517,756,395)(c)                                                  $393,815,188
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(c) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $524,629,744 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                             $--
     Unrealized depreciation                                                    (130,814,556)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(130,814,556)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
34  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $393,815,188        $--           $--      $393,815,188





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  35

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Enhanced Income Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (23.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.7%)
RiverSource Dividend Opportunity Fund                 2,887,433           $14,668,159
-------------------------------------------------------------------------------------

INTERNATIONAL (3.4%)
RiverSource Disciplined International Equity
 Fund                                                 1,309,677             6,404,318
-------------------------------------------------------------------------------------

REAL ESTATE (4.3%)
RiverSource Real Estate Fund                          1,424,004(b)          8,301,945
-------------------------------------------------------------------------------------

U.S. LARGE CAP (3.6%)
RiverSource Disciplined Equity Fund                   1,706,364             6,142,909
RiverSource Disciplined Large Cap Value Fund            116,878               684,905
                                                                      ---------------
Total                                                                       6,827,814
-------------------------------------------------------------------------------------

U.S. SMALL CAP (4.6%)
RiverSource Disciplined Small Cap Value Fund          1,638,969(b)          8,883,210
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $75,964,141)                                                       $45,085,446
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (69.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (20.3%)
RiverSource Floating Rate Fund                        5,904,324(b)        $38,673,324
-------------------------------------------------------------------------------------

GLOBAL BOND (3.3%)
RiverSource Global Bond Fund                          1,038,692             6,315,249
-------------------------------------------------------------------------------------

HIGH YIELD (10.5%)
RiverSource High Yield Bond Fund                     10,011,498            20,123,111
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.1%)
RiverSource Inflation Protected Securities
 Fund                                                 1,038,883             9,775,889
-------------------------------------------------------------------------------------

INTERNATIONAL (10.3%)
RiverSource Emerging Markets Bond Fund                2,542,406(b)         19,729,068
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.7%)
RiverSource Diversified Bond Fund                        46,138               202,085
RiverSource U.S. Government Mortgage Fund             8,082,644(b)         37,422,642
                                                                      ---------------
Total                                                                      37,624,727
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $166,862,421)                                                     $132,241,368
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            790,247            $7,823,444
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $8,095,113)                                                         $7,823,444
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      5,972,564            $5,972,564
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $5,972,564)                                                         $5,972,564
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $256,894,239)(c)                                                  $191,122,822
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(c) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $261,268,912 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                             $--
     Unrealized depreciation                                                     (70,146,090)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(70,146,090)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
36  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $191,122,822        $--           $--      $191,122,822





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  37

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
JAN. 31, 2009                                            FUND                 FUND                 FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $276,401,311, $517,756,395, and
    $256,894,239, respectively)                      $223,967,030        $ 393,815,188         $191,122,822
Capital shares receivable                                 329,756              785,857              166,877
Dividends receivable                                      112,618              215,121              119,943
Receivable for affiliated investments sold                633,960                   --              102,139
------------------------------------------------------------------------------------------------------------
Total assets                                          225,043,364          394,816,166          191,511,781
------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    797,266              622,004              293,493
Payable for affiliated investments purchased                   --              228,799                   --
Accrued distribution fees                                   2,317                3,854                1,875
Accrued transfer agency fees                                  683                1,292                  675
Accrued administration services fees                          124                  217                  105
Accrued plan administration services fees                      --                   --                    1
Other accrued expenses                                     42,743               72,908               42,546
------------------------------------------------------------------------------------------------------------
Total liabilities                                         843,133              929,074              338,695
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock   $224,200,231        $ 393,887,092         $191,173,086
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                      $    272,001        $     501,549         $    251,672
Additional paid-in capital                            288,538,236          543,968,666          274,000,280
Undistributed net investment income                        99,431              202,092              132,490
Accumulated net realized gain (loss)                  (12,275,156)         (26,844,008)         (17,439,939)
Unrealized appreciation (depreciation) on
  affiliated investments                              (52,434,281)        (123,941,207)         (65,771,417)
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                          $224,200,231        $ 393,887,092         $191,173,086
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A               $186,970,729         $338,875,864         $164,090,568
                                       Class B               $ 27,939,305         $ 40,992,857         $ 18,998,046
                                       Class C               $  9,281,940         $ 14,003,542         $  7,980,635
                                       Class R4              $      8,257         $     14,829         $    103,837
Outstanding shares of capital stock:   Class A shares          22,677,468           43,137,952           21,598,784
                                       Class B shares           3,394,885            5,230,164            2,503,256
                                       Class C shares           1,126,721            1,784,927            1,051,482
                                       Class R4 shares              1,000                1,885               13,670
Net asset value per share:             Class A(1)            $       8.24         $       7.86         $       7.60
                                       Class B               $       8.23         $       7.84         $       7.59
                                       Class C               $       8.24         $       7.85         $       7.59
                                       Class R4              $       8.26         $       7.87         $       7.60
--------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $8.65, $8.25 and $7.98, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
YEAR ENDED JAN. 31, 2009                                 FUND                 FUND                 FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                              $ 11,840,615        $  24,439,862         $ 13,714,243
------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 593,211            1,158,585              580,823
  Class B                                                 362,603              587,094              278,815
  Class C                                                 112,193              185,812              110,421
Transfer agency fees
  Class A                                                 209,119              435,972              231,992
  Class B                                                  34,017               58,716               29,545
  Class C                                                  10,210               18,089               11,406
  Class R4                                                      8                   10                   60
Administrative services fees                               56,956              108,149               54,275
Plan administration services fees -- Class R4                  39                   48                  302
Custodian fees                                              1,557                1,919                1,758
Printing and postage                                       57,410               78,234               42,224
Registration fees                                          57,056               69,808               43,763
Professional fees                                          21,127               22,431               27,660
Other                                                       2,561                3,539                3,317
------------------------------------------------------------------------------------------------------------
Total expenses                                          1,518,067            2,728,406            1,416,361
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                (46)                 (53)                (344)
  Earnings credits on cash balances                           (25)                 (36)                (123)
------------------------------------------------------------------------------------------------------------
Total net expenses                                      1,517,996            2,728,317            1,415,894
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        10,322,619           21,711,545           12,298,349
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                (12,962,452)         (27,937,345)         (16,665,361)
  Capital gain distributions from underlying
    affiliated funds                                    1,495,031            2,299,488              810,884
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               (11,467,421)         (25,637,857)         (15,854,477)
Net change in unrealized appreciation
  (depreciation) on affiliated investments            (47,732,431)        (106,106,830)         (53,995,107)
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (59,199,852)        (131,744,687)         (69,849,584)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $(48,877,233)       $(110,033,142)        $(57,551,235)
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                           RIVERSOURCE
                                                                 INCOME BUILDER BASIC INCOME FUND
                                                        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                      JAN. 31, 2009      JAN. 31, 2008(A)      MAY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $ 10,322,619        $  7,859,667        $  4,995,723
Net realized gain (loss) on affiliated investments      (11,467,421)          2,439,722           1,925,330
Net change in unrealized appreciation (depreciation)
  on affiliated investments                             (47,732,431)        (12,864,302)          8,303,647
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (48,877,233)         (2,564,913)         15,224,700
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                              (9,456,788)         (7,621,913)         (4,704,031)
    Class B                                              (1,156,853)         (1,028,182)           (661,655)
    Class C                                                (364,273)           (277,845)           (134,563)
    Class R4                                                   (662)             (2,564)             (6,530)
  Net realized gain
    Class A                                                      --          (2,333,475)            (37,577)
    Class B                                                      --            (370,837)             (6,423)
    Class C                                                      --            (102,173)             (1,275)
    Class R4                                                     --                (308)                (58)
-----------------------------------------------------------------------------------------------------------
Total distributions                                     (10,978,576)        (11,737,297)         (5,552,112)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                         67,713,230         108,249,588         183,856,568
  Class B shares                                         12,993,382          20,948,253          31,758,854
  Class C shares                                          4,062,063           5,116,856           7,471,559
  Class R4 shares                                                --                  --             173,969
Reinvestment of distributions at net asset value
  Class A shares                                          8,575,448           9,163,939           4,277,858
  Class B shares                                          1,059,525           1,280,606             627,552
  Class C shares                                            293,963             316,036             113,576
  Class R4 shares                                               236               2,361               6,124
Payments for redemptions
  Class A shares                                        (99,777,123)        (42,539,784)        (17,946,648)
  Class B shares                                        (20,723,797)        (11,621,604)         (5,113,877)
  Class C shares                                         (4,382,955)         (1,319,827)           (465,200)
  Class R4 shares                                           (23,586)            (72,900)           (128,787)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                          (30,209,614)         89,523,524         204,631,548
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (90,065,423)         75,221,314         214,304,136
Net assets at beginning of year                         314,265,654         239,044,340          24,740,204
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                              $224,200,231        $314,265,654        $239,044,340
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                    $     99,431        $         --        $     31,324
-----------------------------------------------------------------------------------------------------------



(a) For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                           RIVERSOURCE
                                                               INCOME BUILDER MODERATE INCOME FUND
                                                        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                      JAN. 31, 2009      JAN. 31, 2008(A)      MAY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $  21,711,545        $ 18,047,803        $ 12,057,977
Net realized gain (loss) on affiliated investments      (25,637,857)          4,597,387           4,447,507
Net change in unrealized appreciation (depreciation)
  on affiliated investments                            (106,106,830)        (41,636,292)         24,381,476
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (110,033,142)        (18,991,102)         40,886,960
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                             (19,873,829)        (17,754,835)        (11,538,368)
    Class B                                              (2,042,635)         (2,059,390)         (1,445,188)
    Class C                                                (661,524)           (566,587)           (283,067)
    Class R4                                                   (907)               (783)               (740)
  Net realized gain
    Class A                                                      --          (4,717,406)            (96,904)
    Class B                                                      --            (637,741)            (14,179)
    Class C                                                      --            (180,014)             (2,705)
    Class R4                                                     --                (188)                 (4)
  Tax return of capital
    Class A                                                      --            (756,070)                 --
    Class B                                                      --             (88,758)                 --
    Class C                                                      --             (24,473)                 --
    Class R4                                                     --                 (33)                 --
-----------------------------------------------------------------------------------------------------------
Total distributions                                     (22,578,895)        (26,786,278)        (13,381,155)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                         84,827,821         190,882,788         405,161,074
  Class B shares                                         10,761,116          27,762,389          62,874,133
  Class C shares                                          4,055,507           9,297,031          13,375,001
  Class R4 shares                                                --               2,677              58,537
Reinvestment of distributions at net asset value
  Class A shares                                         17,777,933          21,188,455          10,469,811
  Class B shares                                          1,850,744           2,572,304           1,345,946
  Class C shares                                            515,460             632,871             230,767
  Class R4 shares                                               466                 519                 258
Payments for redemptions
  Class A shares                                       (194,903,429)        (86,244,919)        (37,221,790)
  Class B shares                                        (31,028,450)        (20,759,742)         (8,947,264)
  Class C shares                                         (7,167,813)         (2,591,126)           (860,076)
  Class R4 shares                                            (2,028)                 --             (81,653)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                         (113,312,673)        142,743,247         446,404,744
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (245,924,710)         96,965,867         473,910,549
Net assets at beginning of year                         639,811,802         542,845,935          68,935,386
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 393,887,092        $639,811,802        $542,845,935
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                   $     202,092        $         --        $     38,463
-----------------------------------------------------------------------------------------------------------



(a) For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                           RIVERSOURCE
                                                               INCOME BUILDER ENHANCED INCOME FUND
                                                        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                      JAN. 31, 2009      JAN. 31, 2008(A)      MAY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $  12,298,349        $ 11,051,275        $  8,148,724
Net realized gain (loss) on affiliated investments      (15,854,477)          1,092,286           3,582,024
Net change in unrealized appreciation (depreciation)
  on affiliated investments                             (53,995,107)        (28,630,052)         17,435,810
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (57,551,235)        (16,486,491)         29,166,558
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                             (11,029,760)        (10,796,758)         (7,504,790)
    Class B                                              (1,099,315)         (1,194,841)           (983,690)
    Class C                                                (445,505)           (398,867)           (247,532)
    Class R4                                                 (6,527)             (2,392)             (1,678)
  Net realized gain
    Class A                                                      --          (3,204,892)           (147,447)
    Class B                                                      --            (402,562)            (23,066)
    Class C                                                      --            (139,974)             (5,595)
    Class R4                                                     --                (696)                (30)
  Tax return of capital
    Class A                                                      --            (715,333)                 --
    Class B                                                      --             (79,162)                 --
    Class C                                                      --             (26,427)                 --
    Class R4                                                     --                (159)                 --
-----------------------------------------------------------------------------------------------------------
Total distributions                                     (12,581,107)        (16,962,063)         (8,913,828)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                         30,424,661          99,646,966         219,075,982
  Class B shares                                          4,363,937          12,244,678          32,082,197
  Class C shares                                          1,975,067           4,706,931           8,505,388
  Class R4 shares                                           126,009              41,300               1,881
Reinvestment of distributions at net asset value
  Class A shares                                          9,521,547          13,089,182           6,669,701
  Class B shares                                            951,505           1,483,245             876,697
  Class C shares                                            367,471             473,372             207,039
  Class R4 shares                                             6,045               2,703               1,193
Payments for redemptions
  Class A shares                                       (104,778,466)        (61,569,464)        (25,861,840)
  Class B shares                                        (15,995,500)        (12,173,574)         (6,377,708)
  Class C shares                                         (4,485,255)         (1,636,000)           (735,578)
  Class R4 shares                                           (43,540)            (21,462)                 --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                          (77,566,519)         56,287,877         234,444,952
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (147,698,861)         22,839,323         254,697,682
Net assets at beginning of year                         338,871,947         316,032,624          61,334,942
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 191,173,086        $338,871,947        $316,032,624
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                   $     132,490        $         --        $     43,463
-----------------------------------------------------------------------------------------------------------



(a) For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Income Builder Basic Income Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.27          $10.79           $9.98          $10.05
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .38(d)          .30(d)          .42             .10
Net gains (losses) (both realized and
 unrealized)                                          (2.03)           (.39)            .84            (.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.65)           (.09)           1.26             .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.38)           (.36)           (.45)           (.10)
Distributions from realized gains                        --            (.07)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.38)           (.43)           (.45)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $8.24          $10.27          $10.79           $9.98
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $187            $260            $197             $19
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .41%            .40%(g)         .46%           3.62%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .41%            .40%(g)         .45%            .45%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.75%           4.26%(g)        4.02%           3.44%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39%             19%             27%              1%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (16.43%)          (.84%)(k)      12.89%            .31%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.25          $10.77           $9.97          $10.05
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .31(d)          .25(d)          .35             .08
Net gains (losses) (both realized and
 unrealized)                                          (2.02)           (.39)            .83            (.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.71)           (.14)           1.18             .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.31)           (.31)           (.38)           (.09)
Distributions from realized gains                        --            (.07)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.31)           (.38)           (.38)           (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $8.23          $10.25          $10.77           $9.97
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $28             $42             $33              $5
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.16%           1.15%(g)        1.22%           4.20%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.16%           1.15%(g)        1.21%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.96%           3.50%(g)        3.27%           2.70%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39%             19%             27%              1%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (17.00%)         (1.34%)(k)      12.01%            .07%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.26          $10.78           $9.99          $10.05
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .31(d)          .25(d)          .35             .09
Net gains (losses) (both realized and
 unrealized)                                          (2.02)           (.39)            .82            (.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.71)           (.14)           1.17             .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.31)           (.31)           (.38)           (.08)
Distributions from realized gains                        --            (.07)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.31)           (.38)           (.38)           (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $8.24          $10.26          $10.78           $9.99
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $9             $12              $8              $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.16%           1.15%(g)        1.21%           4.30%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.16%           1.15%(g)        1.20%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.00%           3.53%(g)        3.27%           2.74%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39%             19%             27%              1%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (16.97%)         (1.33%)(k)      11.91%            .23%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(A)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.28          $10.80           $9.99          $10.05
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .42(d)          .33(d)          .43             .11
Net gains (losses) (both realized and
 unrealized)                                          (2.01)           (.34)            .84            (.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.59)           (.01)           1.27             .04
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.43)           (.44)           (.46)           (.10)
Distributions from realized gains                        --            (.07)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.43)           (.51)           (.46)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $8.26          $10.28          $10.80           $9.99
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .37%            .37%(g)         .42%           6.84%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .08%            .08%(g)         .29%            .29%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.90%           4.32%(g)        4.39%           3.25%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39%             19%             27%              1%
-----------------------------------------------------------------------------------------------------------
Total return                                        (15.93%)          (.08%)(j)      13.02%            .43%(j)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Moderate Income Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.21          $10.99           $9.98          $10.07
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .39(d)          .32(d)          .45             .10
Net gains (losses) (both realized and
 unrealized)                                          (2.33)           (.64)           1.04            (.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.94)           (.32)           1.49             .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.41)           (.38)           (.48)           (.11)
Distributions from realized gains                        --            (.06)             --              --
Tax return of capital                                    --            (.02)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.41)           (.46)           (.48)           (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.86          $10.21          $10.99           $9.98
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $339            $545            $458             $57
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .40%            .38%(g)         .42%           1.77%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .40%            .38%(g)         .42%            .45%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          4.12%           4.50%(g)        4.23%           3.59%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%             19%             29%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (19.51%)         (2.95%)(k)      15.22%            .17%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.19          $10.97           $9.96          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .31(d)          .27(d)          .37             .08
Net gains (losses) (both realized and
 unrealized)                                          (2.33)           (.64)           1.04            (.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.02)           (.37)           1.41              --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.33)           (.34)           (.40)           (.10)
Distributions from realized gains                        --            (.06)             --              --
Tax return of capital                                    --            (.01)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.33)           (.41)           (.40)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.84          $10.19          $10.97           $9.96
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $41             $73             $69             $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.15%           1.14%(g)        1.17%           2.41%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.15%           1.14%(g)        1.17%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.32%           3.74%(g)        3.48%           2.88%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%             19%             29%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (20.17%)         (3.45%)(k)      14.45%           (.05%)(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.20          $10.98           $9.97          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .32(d)          .27(d)          .37             .09
Net gains (losses) (both realized and
 unrealized)                                          (2.33)           (.64)           1.04            (.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.01)           (.37)           1.41             .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.34)           (.34)           (.40)           (.10)
Distributions from realized gains                        --            (.06)             --              --
Tax return of capital                                    --            (.01)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.34)           (.41)           (.40)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.85          $10.20          $10.98           $9.97
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $14             $21             $15              $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.15%           1.13%(g)        1.17%           2.35%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.15%           1.13%(g)        1.17%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.38%           3.76%(g)        3.44%           2.83%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%             19%             29%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (20.14%)         (3.43%)(k)      14.45%            .05%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.22          $11.00           $9.98          $10.07
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .42(d)          .34(d)          .46             .10
Net gains (losses) (both realized and
 unrealized)                                          (2.33)           (.63)           1.05            (.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.91)           (.29)           1.51             .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.44)           (.41)           (.49)           (.11)
Distributions from realized gains                        --            (.06)             --              --
Tax return of capital                                    --            (.02)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.44)           (.49)           (.49)           (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.87          $10.22          $11.00           $9.98
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .35%            .35%(g)         .33%           5.51%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .08%            .08%(g)         .29%            .20%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          4.45%           4.78%(g)        3.92%           3.88%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%             19%             29%             --%
-----------------------------------------------------------------------------------------------------------
Total return                                        (19.18%)         (2.75%)(j)      15.41%            .18%(j)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Enhanced Income Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.05          $11.08           $9.96          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .43(d)          .35(d)          .47             .11
Net gains (losses) (both realized and
 unrealized)                                          (2.44)           (.86)           1.15            (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.01)           (.51)           1.62             .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.44)           (.38)           (.49)           (.12)
Distributions from realized gains                        --            (.11)           (.01)             --
Tax return of capital                                    --            (.03)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.44)           (.52)           (.50)           (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.60          $10.05          $11.08           $9.96
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $164            $289            $266             $50
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .41%            .41%(g)         .43%           2.04%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .41%            .41%(g)         .43%            .45%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          4.63%           4.93%(g)        4.51%           3.96%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 36%             24%             27%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (20.46%)         (4.58%)(k)      16.68%            .15%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  51

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.04          $11.07           $9.96          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .35(d)          .30(d)          .39             .09
Net gains (losses) (both realized and
 unrealized)                                          (2.43)           (.86)           1.15            (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.08)           (.56)           1.54              --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.37)           (.34)           (.42)           (.10)
Distributions from realized gains                        --            (.11)           (.01)             --
Tax return of capital                                    --            (.02)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.37)           (.47)           (.43)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.59          $10.04          $11.07           $9.96
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $19             $37             $39             $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.17%           1.16%(g)        1.19%           2.79%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.17%           1.16%(g)        1.19%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.83%           4.15%(g)        3.77%           3.24%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 36%             24%             27%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (21.12%)         (5.17%)(k)      15.74%            .02%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.04          $11.07           $9.96          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .36(d)          .30(d)          .39             .09
Net gains (losses) (both realized and
 unrealized)                                          (2.43)           (.86)           1.15            (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (2.07)           (.56)           1.54              --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.38)           (.34)           (.42)           (.10)
Distributions from realized gains                        --            (.11)           (.01)             --
Tax return of capital                                    --            (.02)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.38)           (.47)           (.43)           (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.59          $10.04          $11.07           $9.96
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $8             $13             $11              $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          1.16%           1.16%(g)        1.18%           2.63%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      1.16%           1.16%(g)        1.18%           1.21%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.88%           4.19%(g)        3.73%           3.22%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 36%             24%             27%             --%
-----------------------------------------------------------------------------------------------------------
Total return(j)                                     (21.09%)         (5.06%)(k)      15.75%            .02%(k)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                     PERIOD                          PERIOD
                                                 YEAR ENDED           ENDED      YEAR ENDED           ENDED
                                                   JAN. 31,        JAN. 31,         MAY 31,         MAY 31,
                                                       2009        2008(b)             2007        2006(c)
Net asset value, beginning of period                 $10.06          $11.09           $9.97          $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .46(d)          .37(d)          .49             .12
Net gains (losses) (both realized and
 unrealized)                                          (2.44)           (.86)           1.15            (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      (1.98)           (.49)           1.64             .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.48)           (.40)           (.51)           (.12)
Distributions from realized gains                        --            (.11)           (.01)             --
Tax return of capital                                    --            (.03)             --              --
-----------------------------------------------------------------------------------------------------------
Total distributions                                    (.48)           (.54)           (.52)           (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.60          $10.06          $11.09           $9.97
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           .36%            .38%(g)         .36%           5.75%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       .08%            .12%(g)         .29%            .29%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                          5.12%           5.24%(g)        4.67%           3.66%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 36%             24%             27%             --%
-----------------------------------------------------------------------------------------------------------
Total return                                        (20.23%)         (4.49%)(j)      16.82%            .27%(j)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the periods ended Jan. 31, 2009 and 2008.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund (Basic Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund (Moderate Income Fund) and RiverSource Income Builder Enhanced Income Fund (Enhanced Income Fund).

Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to Enhanced Income Fund.

Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund and Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Effective Feb. 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. There was no impact to each of the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Investments in Affiliated Funds.

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                        UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                       NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                       INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
---------------------------------------------------------------------------------------------------------
Basic Income Fund                                        $  755,388     $  (755,388)          $--
Moderate Income Fund                                      1,069,442      (1,069,442)           --
Enhanced Income Fund                                        415,248        (415,248)           --


The tax character of distributions paid for the periods indicated is as follows:

                                     YEAR ENDED                      PERIOD ENDED                      YEAR ENDED
                                   JAN. 31, 2009                    JAN. 31, 2008*                    MAY 31, 2007
                               ORDINARY     LONG-TERM     ORDINARY     LONG-TERM   TAX RETURN    ORDINARY     LONG-TERM
FUND                            INCOME    CAPITAL GAIN     INCOME    CAPITAL GAIN  OF CAPITAL     INCOME    CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------
Basic Income Fund
    Class A                  $ 9,456,788       $--      $ 8,234,010   $1,721,378    $     --   $ 4,741,608       $--
    Class B                    1,156,853        --        1,125,459      273,560          --       668,078        --
    Class C                      364,273        --          304,647       75,371          --       135,838        --
    Class R4                         662        --            2,645          227          --         6,588        --
Moderate Income Fund
    Class A                   19,873,829        --       18,980,323    3,491,918     756,070    11,635,272        --
    Class B                    2,042,635        --        2,224,966      472,165      88,758     1,459,367        --
    Class C                      661,524        --          613,347      133,254      24,473       285,772        --
    Class R4                         907        --              832          139          33           744        --
Enhanced Income Fund
    Class A                   11,029,760        --       12,195,858    1,805,792     715,333     7,652,237        --
    Class B                    1,099,315        --        1,370,594      226,809      79,162     1,006,756        --
    Class C                      445,505        --          459,977       78,864      26,427       253,127        --
    Class R4                       6,527        --            2,696          392         159         1,708        --


*   For the period from June 1, 2007 to Jan. 31, 2008.


--------------------------------------------------------------------------------
56  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


At Jan. 31, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                 UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                                                    ORDINARY      ACCUMULATED     REALIZED     APPRECIATION
FUND                                                 INCOME     LONG-TERM GAIN      LOSS      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Basic Income Fund                                   $ 99,431          $--       $ (8,559,573)  $ (56,149,864)
Moderate Income Fund                                 202,092           --        (19,970,659)   (130,814,556)
Enhanced Income Fund                                 132,490           --        (13,065,266)    (70,146,090)


RECENT ACCOUNTING PRONOUNCEMENTS
Each Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Funds did not own nor were they a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for

--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Class B and $21.00 for Class C for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately as follows:

FUND                                                                     CLASS B   CLASS C
------------------------------------------------------------------------------------------
Basic Income Fund                                                      $1,885,000  $56,000
Moderate Income Fund                                                    2,675,000   74,000
Enhanced Income Fund                                                    1,327,000   50,000


These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2009 were as follows:

FUND                                                               CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------------------
Basic Income Fund                                                 $398,562  $62,911   $4,743
Moderate Income Fund                                               577,806   67,820    9,311
Enhanced Income Fund                                               248,679   42,211    6,087


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                           CLASS R4
---------------------------------------------------------------------------------------
Basic Income Fund                                                                0.08%
Moderate Income Fund                                                             0.08
Enhanced Income Fund                                                             0.08


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                                                           CLASS R4
---------------------------------------------------------------------------------------
Basic Income Fund                                                                 $ 7
Moderate Income Fund                                                                5
Enhanced Income Fund                                                               42


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                                              CLASS R4
------------------------------------------------------------------------------------------
Basic Income Fund                                                                   $ 39
Moderate Income Fund                                                                  48
Enhanced Income Fund                                                                 302




--------------------------------------------------------------------------------
58  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                          CLASS A  CLASS B  CLASS C  CLASS R4
-------------------------------------------------------------------------------------------------
Basic Income Fund                                               0.45%    1.21%    1.20%    0.33%
Moderate Income Fund                                            0.45     1.21     1.20     0.33
Enhanced Income Fund                                            0.45     1.21     1.20     0.33


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                          CLASS A  CLASS B  CLASS C  CLASS R4
-------------------------------------------------------------------------------------------------
Basic Income Fund                                               0.45%    1.21%    1.20%    0.41%
Moderate Income Fund                                            0.45     1.21     1.20     0.41
Enhanced Income Fund                                            0.45     1.21     1.20     0.41


EARNINGS CREDITS AND CUSTODIAN FEES
For the year ended Jan. 31, 2009, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances were as follows:

FUND                                                                           AMOUNT
-------------------------------------------------------------------------------------
Basic Income Fund                                                               $ 25
Moderate Income Fund                                                              36
Enhanced Income Fund                                                             123


Effective Dec. 15, 2008, each Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, each Fund had a custodian agreement with Ameriprise Trust Company, a subsidiary of Ameriprise Financial. For the period from Feb. 1, 2008 through Dec. 15, 2008, the Funds did not pay any custodian fees directly to Ameriprise Trust Company.

3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
---------------------------------------------------------------------------------------------
Basic Income Fund                                                  $112,220,761  $141,590,750
Moderate Income Fund                                                214,872,430   325,892,892
Enhanced Income Fund                                                 96,771,540   173,344,665


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:


                                                                   YEAR ENDED JAN. 31, 2009
                                                               ISSUED FOR
                                                               REINVESTED                        NET
FUND                                                SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------
Basic Income Fund
    Class A                                       7,053,741      915,258    (10,659,474)      (2,690,475)
    Class B                                       1,357,143      113,245     (2,185,706)        (715,318)
    Class C                                         422,511       31,432       (466,352)         (12,409)
    Class R4                                             --           23         (2,303)          (2,280)
Moderate Income Fund
    Class A                                       8,941,986    1,943,041    (21,146,428)     (10,261,401)
    Class B                                       1,136,770      202,385     (3,304,081)      (1,964,926)
    Class C                                         429,730       56,551       (782,173)        (295,892)
    Class R4                                             --           51           (265)            (214)
Enhanced Income Fund
    Class A                                       3,271,562    1,070,351    (11,495,907)      (7,153,994)
    Class B                                         476,849      107,107     (1,731,772)      (1,147,816)
    Class C                                         210,178       41,535       (500,101)        (248,388)
    Class R4                                         12,580          688         (5,091)           8,177
------------------------------------------------------------------------------------------------------------


                                                                 PERIOD ENDED JAN. 31, 2008*
                                                               ISSUED FOR
                                                               REINVESTED                        NET
FUND                                                SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------
Basic Income Fund
    Class A                                      10,226,133      874,238     (4,038,942)       7,061,429
    Class B                                       1,986,573      122,432     (1,097,463)       1,011,542
    Class C                                         484,448       30,187       (125,781)         388,854
    Class R4                                             --          223         (6,811)          (6,588)
Moderate Income Fund
    Class A                                      17,814,698    2,007,517     (8,138,039)      11,684,176
    Class B                                       2,598,121      244,323     (1,939,085)         903,359
    Class C                                         867,576       60,067       (243,506)         684,137
    Class R4                                            244           49             --              293
Enhanced Income Fund
    Class A                                       9,298,829    1,248,704     (5,842,332)       4,705,201
    Class B                                       1,143,952      141,694     (1,137,244)         148,402
    Class C                                         441,085       45,256       (155,560)        (330,781)
    Class R4                                          3,802          258         (2,091)           1,969
------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
60  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   YEAR ENDED MAY 31, 2007
                                                               ISSUED FOR
                                                               REINVESTED                        NET
FUND                                                SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------
Basic Income Fund
    Class A                                      17,675,545      407,731     (1,704,156)      16,379,120
    Class B                                       3,051,926       59,960       (489,695)       2,622,191
    Class C                                         713,917       10,820        (44,411)         680,326
    Class R4                                         17,057          587        (12,271)           5,373
Moderate Income Fund
    Class A                                      38,530,389      986,430     (3,487,818)      36,029,001
    Class B                                       5,990,163      127,231       (853,957)       5,263,437
    Class C                                       1,263,283       21,737        (80,210)       1,204,810
    Class R4                                          5,880           25         (8,066)          (2,161)
Enhanced Income Fund
    Class A                                      20,861,872      628,525     (2,424,619)      19,065,778
    Class B                                       3,062,356       82,864       (604,908)       2,540,312
    Class C                                         809,755       19,528        (69,308)         759,975
    Class R4                                            173          113             --              286
------------------------------------------------------------------------------------------------------------


*   For the period from June 1, 2007 to Jan. 31, 2008.

5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2009, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Basic Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund                                     31.21%
RiverSource U.S. Government Mortgage Fund                                        24.41
RiverSource Disciplined Small Cap Value Fund                                     23.59


Moderate Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     40.51%
RiverSource U.S. Government Mortgage Fund                                        32.45
RiverSource Disciplined Large Cap Value Fund                                     18.68
RiverSource Floating Rate Fund                                                   17.87
RiverSource Real Estate Fund                                                     15.04
RiverSource Emerging Markets Bond Fund                                           12.21


Enhanced Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     17.50%
RiverSource Floating Rate Fund                                                   12.93
RiverSource Emerging Markets Bond Fund                                           11.21
RiverSource U.S. Government Mortgage Fund                                        10.96
RiverSource Real Estate Fund                                                      7.10




--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2009 that will expire in 2017 were as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
Basic Income Fund                                                            $2,942,103
Moderate Income Fund                                                          7,376,558
Enhanced Income Fund                                                          5,920,892


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, post-October losses that are treated as occurring on Feb. 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
Basic Income Fund                                                            $ 5,617,470
Moderate Income Fund                                                          12,594,101
Enhanced Income Fund                                                           7,144,374


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the

--------------------------------------------------------------------------------
62  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

8. CHANGE OF FUNDS' FISCAL YEAR

Effective Jan. 31, 2008, each Fund changed its fiscal year end from May 31 to Jan. 31.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND, RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND AND RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund (the Funds) (the portfolios constituting the RiverSource Income Series, Inc.) as of January 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended January 31, 2009 and the period from June 1, 2007 to January 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Income Series, Inc. at January 31, 2009, and the results of their operations for the year then ended and changes in their net assets and the financial highlights for the year ended January 31, 2009 and the period from June 1, 2007 to January 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009


--------------------------------------------------------------------------------
64  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Income Builder Basic Income Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     15.15%
    Dividends Received Deduction for corporations................     13.39%
    U.S. Government Obligations..................................     17.97%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Income Builder Moderate Income Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     16.58%
    Dividends Received Deduction for corporations................     14.02%
    U.S. Government Obligations..................................     14.64%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Income Builder Enhanced Income Fund
Fiscal year ended Jan. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     14.00%
    Dividends Received Deduction for corporations................     10.32%
    U.S. Government Obligations..................................     10.32%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  65

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource complex of funds that each Board member oversees consists of 163 funds, which includes 104 RiverSource funds and 59 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 64
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 66                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 64                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
66  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 48                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company and Chairman of the Board, Chief
                                                 Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Chief Executive Officer
                                                 and President, RiverSource Fund Distributors, Inc.
                                                 since 2008; Senior Vice President -- Chief Investment
                                                 Officer, Ameriprise Financial, Inc. and Chairman of the
                                                 Board and Chief Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 43                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Vice President, General Counsel and
                                                 Secretary, Ameriprise Certificate Company since 2005;
                                                 Vice President -- Asset Management Compliance,
                                                 Ameriprise Financial, Inc., 2004-2005; Senior Vice
                                                 President and Chief Compliance Officer, USBancorp Asset
                                                 Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006*   RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 48                                           Management, 2000-2003

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT  67

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland      Chief Compliance      U.S. Asset Management Chief Compliance Officer,
100 Park Avenue            Officer since 2009*   RiverSource Investments, LLC since 2006;
New York, NY 10010                               Director -- Mutual Funds, Voyageur Asset Management,
Age 56                                           2003-2006; Director of Finance, Voyageur Asset
                                                 Management, 2000-2003
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Chief Compliance Officer, RiverSource Investments, LLC
2934 Ameriprise Financial  Prevention Officer    (J. & W. Seligman & Co. Incorporated prior to Nov.
Center                     since 2004            2008), for each of the investment companies of the
Minneapolis, MN 55474                            Seligman group of funds since 2004 and all RiverSource
Age 44                                           funds since 2009; Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer, RiverSource
                                                 Investments, LLC since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the investment companies of the Seligman group of
                                                 funds, 2004-2008
--------------------------------------------------------------------------------------------------------
* Effective February 2009, Ms. Lammers no longer serves as the Chief Compliance Officer for the funds and Ms. Hoagland now serves in that capacity.


PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.



--------------------------------------------------------------------------------
68  RIVERSOURCE INCOME BUILDER SERIES -- 2009 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., and RiverSource Fund
Distributors, Inc., Members FINRA, and managed by RiverSource
Investments, LLC. RiverSource is part of Ameriprise Financial,
Inc.
(C) 2009 RiverSource Investments, LLC.                           S-6394 F (4/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Income Series, Inc. were as follows:

                             2009 - $49,755    2008 - $46,950

(b) Audit - Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Income Series, Inc. were as follows:

                             2009 - $2,625     2008 - $2,385

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Income Series, Inc. were as follows:

                             2009 - $8,586     2008 - $8,100

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Income Series, Inc. were as follows:

                             2009 - $0         2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                             2009 - $618,531   2008 - $723,935

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009